Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net income per Ordinary Share:
Basic (in USD per share)	$ 1.91	$ 2.27
Diluted (in USD per share)	$ 1.90	$ 2.25